Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2019	$ 52,090	$ 47,150,489	$ (42,181,503)	$ 5,021,076
Balance, shares at Mar. 31, 2019	52,290,147
Cancellation of shares	$ (1,450)	1,450
Cancellation of shares, shares	(1,450,000)
Fair value of vested stock options		626,668		626,668
Net Loss			(4,365,355)	(4,365,355)
Balance at Mar. 31, 2020	$ 50,640	47,778,607	(46,546,858)	1,282,389
Balance, shares at Mar. 31, 2020	50,840,147
Fair value of vested stock options		124,927		124,927
Net Loss			(740,238)	(740,238)
Balance at Jun. 30, 2020	$ 50,640	47,903,534	(47,287,096)	667,078
Balance, shares at Jun. 30, 2020	50,840,147
Balance at Mar. 31, 2020	$ 50,640	47,778,607	(46,546,858)	1,282,389
Balance, shares at Mar. 31, 2020	50,840,147
Fair value of vested stock options		461,856		461,856
Net Loss			(880,851)	(880,851)
Balance at Mar. 31, 2021	$ 50,640	48,240,463	(47,427,709)	863,394
Balance, shares at Mar. 31, 2021	50,840,147
Cancellation of shares	$ (140)	140
Cancellation of shares, shares	(140,000)
Fair value of vested stock options		46,539		46,539
Net Loss			(612,235)	(612,235)
Balance at Jun. 30, 2021	$ 50,500	$ 48,287,142	$ (48,039,944)	$ 297,698
Balance, shares at Jun. 30, 2021	50,700,147